Equity (Details) - Schedule of Shareholder Composition - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Shareholder Composition [Line Items]
Shares	177,823,688,723	175,646,161,923	168,600,275,923
American Depository Receipts (ADRs)	10,622,438,071	12,799,964,871	19,845,850,871
Shares outstanding (in shares)	188,446,126,794	188,446,126,794	188,446,126,794
Percentage of equity holding	100.00%	100.00%	100.00%
Santander Chile Holding S.A.
Schedule of Shareholder Composition [Line Items]
Shares	66,822,519,695	66,822,519,695	66,822,519,695
American Depository Receipts (ADRs)	0	0	0
Shares outstanding (in shares)	66,822,519,695	66,822,519,695	66,822,519,695
Percentage of equity holding	35.46%	35.46%	35.46%
Teatinos Siglo XXI Inversiones S.A.
Schedule of Shareholder Composition [Line Items]
Shares	59,770,481,573	59,770,481,573	59,770,481,573
American Depository Receipts (ADRs)	0	0	0
Shares outstanding (in shares)	59,770,481,573	59,770,481,573	59,770,481,573
Percentage of equity holding	31.72%	31.72%	31.72%
The Bank of New York Mellon
Schedule of Shareholder Composition [Line Items]
Shares		0	0
American Depository Receipts (ADRs)	10,622,438,071	12,799,964,871	19,845,850,871
Shares outstanding (in shares)	10,622,438,071	12,799,964,871	19,845,850,871
Percentage of equity holding	5.64%	6.79%	10.53%
Banks on behalf of third parties
Schedule of Shareholder Composition [Line Items]
Shares	16,842,708,565	19,416,795,808	16,841,385,216
American Depository Receipts (ADRs)	0	0	0
Shares outstanding (in shares)	16,842,708,565	19,416,795,808	16,841,385,216
Percentage of equity holding	8.94%	10.30%	8.94%
Pension funds (AFP) on behalf of third parties
Schedule of Shareholder Composition [Line Items]
Shares	20,794,099,878	18,392,349,767	13,742,809,166
American Depository Receipts (ADRs)	0	0	0
Shares outstanding (in shares)	20,794,099,878	18,392,349,767	13,742,809,166
Percentage of equity holding	11.03%	9.76%	7.29%
Stock brokers on behalf of third parties
Schedule of Shareholder Composition [Line Items]
Shares	5,276,952,871	5,029,151,233	6,122,497,451
American Depository Receipts (ADRs)	0	0	0
Shares outstanding (in shares)	5,276,952,871	5,029,151,233	6,122,497,451
Percentage of equity holding	2.80%	2.67%	3.25%
Other minority holders
Schedule of Shareholder Composition [Line Items]
Shares	8,316,926,141	6,214,863,847	5,300,582,822
American Depository Receipts (ADRs)	0	0	0
Shares outstanding (in shares)	8,316,926,141	6,214,863,847	5,300,582,822
Percentage of equity holding	4.41%	3.30%	2.81%